TRADE PAYABLES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
TRADE PAYABLES
15.	TRADE PAYABLES

	2015	2014
Infrastructure, network and plant maintenance materials	1,282,493	1,708,777
Services	3,059,394	1,985,629
Rental of polls and rights-of-way	372,103	445,642
Other	321,803	219,737

Total	5,035,793	4,359,785